STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipals, Inc.

June 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .4%
Collateralized Municipal Backed Securities - .4%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M-048 (cost $2,518,150)	3.15	1/1/2036	2,500,000		2,584,150

Long-Term Municipal Investments - 98.8%
Alabama - 2.8%
Birmingham Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.75	6/1/2045	5,000,000		5,562,050
Birmingham Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	1,000,000		1,124,220
Jefferson County, Revenue Bonds, Ser. F	0/7.90	10/1/2050	2,500,000	[a]	2,355,050
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	6,000,000		8,097,900
				17,139,220
Arizona - 3.6%
Arizona Industrial Development Authority, Revenue Bonds, Refunding (Basis School Projects) Ser. D	5.00	7/1/2051	1,380,000	[b]	1,468,803
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School)	6.00	7/1/2052	3,000,000	[b]	3,380,340
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Paradise Schools Projects Paragon Management Inc.)	5.00	7/1/2047	1,000,000	[b]	1,066,150
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,000,000	[b]	2,106,800
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2035	2,360,000	[b]	2,527,584

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Arizona - 3.6% (continued)
Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,500,000	[b]	1,537,575
Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	4,500,000	[b]	4,618,980
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. B	5.35	10/1/2025	3,000,000	[b]	3,137,970
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Senior Gas Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.08	12/1/2037	1,010,000	[b,c]	2,189,337
				22,033,539
California - 3.7%
California, GO (Various Purpose)	6.00	11/1/2035	7,500,000		7,619,025
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000		1,108,530
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.50	12/1/2058	1,000,000	[b]	1,160,030
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Bentley School) Ser. A	7.00	7/1/2040	2,090,000		2,199,788
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	2,000,000		2,232,840
San Francisco City & County Redevelopment Agency Community Facilities District Number 6, Special Tax Bonds, Refunding, Ser. A	5.00	8/1/2023	1,000,000		1,095,460
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water and Power, Water System Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.67	7/1/2043	1,250,000	[b,c]	1,761,438

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
California - 3.7% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0434), (The Regents of the University of California, General Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.74	5/15/2038	2,500,000	[b,c]	3,720,525
Tender Option Bond Trust Receipts (Series 2016-XM0440), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Recourse, Underlying Coupon Rate (%) 5.00	12.68	5/15/2031	1,315,000	[b,c]	1,476,811
				22,374,447
Colorado - 2.0%
City & County of Denver, Revenue Bonds, Refunding (United Airlines)	5.00	10/1/2032	1,000,000		1,087,710
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	4,715,000		5,058,441
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, System Enterprise Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.52	3/1/2038	1,875,000	[b,c]	2,587,744
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Utilities System Improvement Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.58	11/15/2043	2,440,000	[b,c]	3,617,471
				12,351,366
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp Obligated Group)	5.00	12/1/2045	2,500,000		2,886,425
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A-1	3.65	11/15/2032	1,555,000		1,662,808
Harbor Point Infrastructure Improvement District, Revenue Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	3,500,000	[b]	3,900,365
				8,449,598

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
District of Columbia - 1.3%
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	1,000,000		1,208,040
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Income Tax Secured Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.59	12/1/2035	5,000,000	[b,c]	7,065,850
				8,273,890
Florida - 7.3%
Atlantic Beach City, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2048	3,000,000		3,379,110
Cape Coral Health Facilities Authority, Revenue Bonds, Refunding (Gulf Care Project)	5.88	7/1/2040	1,600,000	[b]	1,739,024
Clearwater Water & Sewer, Revenue Bonds, Ser. A	5.25	12/1/2019	5,000,000	[d]	5,082,450
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	6.00	6/15/2044	5,000,000	[b]	4,943,800
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Saint Leo University Project)	5.00	3/1/2044	5,000,000		5,605,850
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	6.25	10/1/2020	8,000,000		8,093,120
Miami-Dade County, Revenue Bonds	0.00	10/1/2045	3,000,000	[e]	1,180,650
Mid-Bay Bridge Authority, Revenue Bonds, Ser. A	7.25	10/1/2021	6,000,000	[d]	6,765,060
St. Johns County Industrial Development Authority, Revenue Bonds (Presbyterian Retirement Communities Project) Ser. A	6.00	8/1/2020	6,500,000	[d]	6,819,475
Village Community Development District Number 10, Special Assessment Bonds	6.00	5/1/2044	1,000,000		1,133,710
				44,742,249
Georgia - 3.3%
Atlanta, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	11/1/2034	1,445,000		1,463,250
Atlanta, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	11/1/2019	2,555,000	[d]	2,588,215
Atlanta, Revenue Bonds, Ser. A	6.00	11/1/2019	6,000,000	[d]	6,092,760
Atlanta, Revenue Bonds, Ser. D	3.50	11/1/2028	1,845,000	[b]	1,896,070

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Georgia - 3.3% (continued)
Atlanta Development Authority, Revenue Bonds (Georgia Proton Treatment Center Project) Ser. A1	7.00	1/1/2040	2,000,000		2,154,700
Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	2,400,000		2,523,768
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges and Universities Authority, Revenue Bonds (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	12.59	10/1/2043	2,500,000	[b,c]	3,700,800
				20,419,563
Hawaii - 1.0%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding	4.00	3/1/2037	1,500,000		1,557,135
Hawaii Pacific Health, Revenue Bonds, Ser. B	5.75	7/1/2020	4,415,000	[d]	4,606,788
				6,163,923
Idaho - .8%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	5,000,000		5,020,400
Illinois - 11.3%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,492,090
Chicago, GO, Ser. A	5.50	1/1/2049	5,000,000		5,685,150
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2034	1,400,000		1,565,074
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	2,000,000		2,190,040
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,214,560
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2035	1,015,000		1,075,474
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2021	3,985,000	[d]	4,242,790
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,585,000		4,179,967
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	2,500,000		2,901,925
Illinois, GO, Ser. A	5.00	5/1/2038	3,900,000		4,341,987
Illinois, GO, Ser. C	5.00	11/1/2029	7,270,000		8,332,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Illinois - 11.3% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[e]	1,352,725
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	3,500,000		3,787,140
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. B	0.00	12/15/2051	18,100,000	[e]	4,826,727
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	6/15/2052	1,650,000		1,723,145
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	12/15/2028	3,000,000		3,198,930
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	5,050,000	[d]	5,492,127
Tender Option Bond Trust Receipts (Series 2016-XM0378), (Greater Chicago Metropolitan Water Reclamation District, GO Capital Improvement Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.16	12/1/2032	1,875,000	[b,c]	2,401,237
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	12.52	10/1/2040	3,000,000	[b,c]	4,796,790
University of Illinois, Revenue Bonds, Ser. A	5.00	4/1/2044	1,000,000		1,106,580
				68,906,896
Indiana - .7%
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Corp. Project) Ser. A	5.00	6/1/2039	1,585,000		1,627,700
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000		1,174,670
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Retirement Living Inc.)	5.00	3/1/2039	1,400,000		1,458,520
				4,260,890

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	7,375,000	8,017,879
Kansas - .5%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. A	5.25	11/15/2053	1,000,000	1,048,190
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	2,000,000	2,072,780
				3,120,970
Kentucky - .4%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A-1	4.00	6/1/2025	2,500,000	2,758,225
Louisiana - 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Corp. Project)	3.50	11/1/2032	3,100,000	3,213,925
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Recourse, Underlying Coupon Rate (%) 5.00	12.08	7/1/2047	2,690,000	[b,c] 4,175,768
				7,389,693
Maine - .5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds	7.50	7/1/2032	3,000,000	3,313,110
Maryland - 1.2%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,768,602
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor and City Council of Baltimore, Project Revenue Bonds (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	12.49	7/1/2042	2,250,000	[b,c] 3,348,652
				7,117,254

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Massachusetts - 3.8%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)	5.00	10/1/2057	1,000,000	[b]	1,085,390
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,400,000		1,634,990
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	6.25	7/1/2030	2,065,000		2,065,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	6.25	7/1/2019	3,585,000	[d]	3,585,000
Tender Option Bond Trust Receipts (Series 2016-XM0368), (Massachusetts Development Finance Agency, Revenue Bonds (Harvard University Issue)) Non-recourse, Underlying Coupon Rate (%) 5.25	13.53	2/1/2034	2,500,000	[b,c]	3,111,775
Tender Option Bond Trust Receipts (Series 2016-XM0372), (Massachusetts, Consolidated Loan) Non-recourse, Underlying Coupon Rate (%) 5.00	12.52	4/1/2027	2,150,000	[b,c]	2,692,273
Tender Option Bond Trust Receipts (Series 2016-XM0389), (Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.52	5/15/2043	2,500,000	[b,c]	3,585,425
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Recourse, Underlying Coupon Rate (%) 5.00	12.82	6/1/2047	3,190,000	[b,c]	5,475,029
				23,234,882
Michigan - 5.9%
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2031	3,000,000		3,164,700
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	3,000,000		3,489,630
Michigan Finance Authority, Revenue Bonds (Beaumont Health Credit Group)	5.00	11/1/2044	5,165,000		5,860,209

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Michigan - 5.9% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,000,000	2,292,580
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	2,000,000	2,257,800
Michigan Finance Authority, Revenue Bonds, Refunding (Local Govt Loan Program) Ser. D2	5.00	7/1/2034	2,000,000	2,310,820
Michigan Hospital Finance Authority, Revenue Bonds, Refunding (Henry Ford Health System)	5.63	11/15/2019	5,000,000	[d] 5,078,600
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	2,660,000	2,650,025
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Ser. A	6.00	6/1/2048	4,000,000	4,000,120
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Ser. A	6.88	6/1/2042	5,000,000	5,045,200
				36,149,684
Minnesota - .6%
Dakota County Community Development Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. 2006A	5.30	12/1/2039	27,456	27,473
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	3,000,000	3,414,720
				3,442,193
Mississippi - .9%
Mississippi Development Bank, Revenue Bonds (Magnolia Regional Health Center Project) Ser. A	6.50	10/1/2031	5,500,000	5,805,855
Missouri - 2.4%
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.25	9/1/2053	5,000,000	5,593,300
St. Louis County Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	3,500,000	3,538,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Missouri - 2.4% (continued)
St. Louis Land Clearance Redevelopment Authority, Revenue Bonds (National Geospatial-Intelligence Agency Site Improvements Project)	5.13	6/1/2046	4,925,000		5,468,966
				14,601,116
Nevada - .5%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	2,750,000		2,916,485
New Jersey - 3.0%
Essex County Improvement Authority, Revenue Bonds (Covanta Holding Corp.)	5.25	7/1/2045	1,000,000	[b]	1,008,590
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Inc. Project)	5.25	9/15/2029	3,375,000		3,700,012
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	4,000,000		4,604,600
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2025	1,560,000		1,704,425
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,775,000		2,003,602
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000		2,305,640
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,500,000		1,698,165
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	13.10	6/15/2040	815,000	[b,c]	1,164,219
				18,189,253
New Mexico - 1.2%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. D	5.90	6/1/2040	7,000,000		7,248,430
New York - 6.2%
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2027	4,490,000		4,875,242
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project)	7.00	3/1/2049	5,000,000		5,024,450

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 6.2% (continued)
New York City Water & Sewer System, Revenue Bonds, Ser. B-4	1.96	6/15/2045	1,100,000	[f]	1,100,000
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	6,885,000	[e]	2,493,265
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	27,255,000	[e]	4,005,667
New York Liberty Development Corp., Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	7,000,000	[b]	7,656,460
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,500,000		3,843,700
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines Inc.)	5.00	8/1/2026	500,000		528,635
Niagara Area Development Corp., Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	2,000,000	[b]	2,064,600
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	2,000,000		2,113,580
Tender Option Bond Trust Receipts (Series 2016-XM0370), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.25	13.53	11/1/2025	1,250,000	[b,c]	1,504,400
Tender Option Bond Trust Receipts (Series 2016-XM0438), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.50	14.56	11/1/2027	1,250,000	[b,c]	1,517,675
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	1,165,000		1,120,509
				37,848,183
North Carolina - .7%
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2035	1,005,000		1,066,737

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
North Carolina - .7% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF0792), (North Carolina Medical Care Commission, Revenue Bonds, Ser. A), Underlying Coupon Rate (%) 4.00	10.80	11/1/2049	2,500,000	[b,c]	3,348,625
				4,415,362
Ohio - 7.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A-2	6.50	6/1/2047	14,690,000		14,763,597
Butler County, Revenue Bonds	5.50	11/1/2020	2,360,000	[d]	2,487,062
Butler County, Revenue Bonds	5.50	11/1/2020	1,490,000	[d]	1,570,222
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2031	3,955,000	[e]	2,881,850
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2029	3,955,000	[e]	3,110,133
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2057	2,000,000		2,209,560
Muskingum County, Revenue Bonds (Genesis HealthCare System Project)	5.00	2/15/2022	4,590,000		4,906,480
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp. Project) Ser. E	5.63	10/1/2019	1,900,000		1,910,697
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper LLC Project)	4.50	1/15/2048	2,250,000	[b]	2,395,957
Tender Option Bond Trust Receipts (Series 2016-XM0380), (Hamilton County, Sewer System Improvement Revenue Bonds (The Metropolitan Sewer District of Greater Cincinnati)) Non-recourse, Underlying Coupon Rate (%) 5.00	12.52	12/1/2038	4,250,000	[b,c]	6,398,502
				42,634,060
Oklahoma - .3%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.25	8/15/2048	1,500,000		1,759,290

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Oregon - .8%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2052	1,500,000		1,679,595
Warm Springs Reservation Confederated Tribes, Revenue Bonds (Pelton Round Butte Project) Ser. B	6.38	11/1/2033	3,300,000		3,336,993
				5,016,588
Pennsylvania - 3.0%
Allentown City School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,500,000		1,853,100
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,175,000		1,338,889
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (LOC; TD Bank)	1.90	5/1/2030	3,000,000	[f]	3,000,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2036	3,675,000		4,092,627
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 114A	3.35	10/1/2026	1,500,000		1,531,320
Philadelphia, GO, Refunding	6.50	8/1/2020	3,550,000	[d]	3,745,001
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue Bonds (Geisinger Health System)) Non-recourse , Underlying Coupon Rate (%) 5.13	13.03	6/1/2041	750,000	[b,c]	927,263
Tender Option Bond Trust Receipts (Series 2018-XM0594), (Berks County Industrial Development Authority, Health System Revenue Bonds, Refunding (Tower Health Project)) Recourse, Underlying Coupon Rate (%) 5.00	12.33	11/1/2050	1,230,000	[b,c]	1,929,833
				18,418,033
South Carolina - 2.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Inc.)	5.00	11/15/2047	2,850,000		3,249,199

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
South Carolina - 2.0% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.00	9.97	12/1/2043	5,000,000	[b,c]	6,536,450
Tender Option Bond Trust Receipts (Series 2016-XM0442), (Columbia, Waterworks and Sewer System Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	15.05	2/1/2040	2,000,000	[b,c]	2,211,160
				11,996,809
Tennessee - 1.9%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Ser. B	5.50	10/1/2019	7,000,000	[d]	7,073,220
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.84	7/1/2040	1,250,000	[b,c]	1,831,112
Tender Option Bond Trust Receipts (Series 2016-XM0446), (Rutherford County Health and Educational Facilities Board, Revenue Bonds (Ascension Health Senior Credit Group)) Recourse, Underlying Coupon Rate (%) 5.00	12.41	11/15/2040	2,500,000	[b,c]	2,619,250
				11,523,582
Texas - 5.9%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,884,625
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,500,000		1,684,035
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. A	5.75	8/15/2045	4,500,000		4,825,080
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	6,000,000		6,544,260
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	4.50	12/1/2044	2,500,000		2,571,250
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	6.00	12/1/2020	2,500,000	[d]	2,660,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Texas - 5.9% (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2050	6,500,000	[e]	1,764,945
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,500,000	[b]	1,605,810
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Electric and Gas Systems Junior Lien Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.52	2/1/2043	4,185,000	[b,c]	5,874,526
Tender Option Bond Trust Receipts (Series 2017-XF2422), (Leander Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)) Recourse, Underlying Coupon Rate (%) 5.00	7.56	8/15/2040	4,255,000	[b,c]	4,291,593
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,300,000		1,434,368
				36,140,892
U.S. Related - 1.4%
Guam, Revenue Bonds, Ser. A	5.75	12/1/2019	2,000,000	[d]	2,037,340
Guam Housing Corp., Revenue Bonds (Insured; Federal Home Loan Mortgage Corp.) Ser. A	5.75	9/1/2031	965,000		984,213
Guam Waterworks Authority, Revenue Bonds	5.63	7/1/2020	2,000,000	[d]	2,086,240
Puerto Rico Commonwealth, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	3,500,000		3,676,120
				8,783,913
Utah - .4%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2040	2,345,000		2,514,239
Virginia - 2.3%
Chesterfield County Economic Development Authority, Revenue Bonds (Brandermill Woods Project)	5.13	1/1/2043	2,100,000		2,155,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Virginia - 2.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0448), (Virginia Small Business Financing Authority, Health Care Facilities Revenue Bonds (Sentara Healthcare)) Recourse, Underlying Coupon Rate (%) 5.00	12.41	11/1/2040	2,500,000	[b,c]	2,773,075
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.50	14.86	7/1/2057	1,875,000	[b,c]	3,562,144
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	5,000,000		5,615,400
				14,105,723
Washington - 3.8%
King County School District No 210 Federal Way, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	2,000,000		2,249,320
Seattle, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2027	4,300,000		5,274,724
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Server Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.61	1/1/2029	1,000,000	[b,c]	1,214,550
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	7.20	7/1/2058	8,500,000	[b,c]	11,153,785
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Projects) Ser. A	5.00	1/1/2051	1,700,000	[b]	1,831,512
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Projects) Ser. A	5.00	1/1/2046	1,500,000	[b]	1,619,940
				23,343,831
Wisconsin - .5%
Public Finance Authority, Revenue Bonds (Southmister Inc.)	5.00	10/1/2048	2,000,000	[b]	2,189,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Wisconsin - .5% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2047	750,000	[b] 811,695
				3,000,775
Total Long-Term Municipal Investments (cost $549,873,061)			604,942,290

Short-Term Municipal Investments - .2%
Texas - .2%
Gulf Coast Industrial Development Authority, Revenue Bonds (ExxonMobil Project) (cost $1,000,000)	1.88	11/1/2041	1,000,000	[f] 1,000,000
Total Investments (cost $553,391,211)			99.4%	608,526,440
Cash and Receivables (Net)			13.5%	82,511,724
Preferred Stock, at redemption value			(12.9%)	(78,900,000)
Net Assets Applicable to Common Shareholders			100.0%	612,138,164

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $170,317,612 or 27.82% of net assets.

c Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipals, Inc.

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	608,526,440	-	608,526,440

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2019, accumulated net unrealized appreciation on investments was $55,135,229, consisting of $55,565,411 gross unrealized appreciation and $430,182 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.